Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of Fair Value of the Put Options
Fair value of put options
US$

Balance, December 31, 2024	0
Net income (loss)	0
Foreign currency translation	0
Balance, December 31, 2025	0